Performance B.4.1. Share-based compensation - Assumptions (Details)	12 Months Ended
Dec. 31, 2018 USD ($) year
Performance share plan 2018 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.39%)
Dividend yield %	3.21%
Share price volatility %	30.27%
Award term (years) | year	2.93
Share fair value (in US$) | $	$ 57.70
Performance share plan 2017 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.40%)
Dividend yield %	3.80%
Share price volatility %	22.50%
Award term (years) | year	2.92
Share fair value (in US$) | $	$ 27.06
Performance share plan 2017 (Absolute TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.40%)
Dividend yield %	3.80%
Share price volatility %	22.50%
Award term (years) | year	2.92
Share fair value (in US$) | $	$ 29.16
Performance share plan 2016 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.65%)
Dividend yield %	3.49%
Share price volatility %	30.00%
Award term (years) | year	2.61
Share fair value (in US$) | $	$ 43.35
Performance share plan 2016 (Absolute TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.65%)
Dividend yield %	3.49%
Share price volatility %	30.00%
Award term (years) | year	2.61
Share fair value (in US$) | $	$ 45.94
Performance share plan 2015 (Absolute TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.32%)
Dividend yield %	2.78%
Share price volatility %	23.00%
Award term (years) | year	2.57
Share fair value (in US$) | $	$ 32.87
Executive share plan 2015 – Component A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.32%)
Share price volatility %	23.00%
Award term (years) | year	2.57
Share fair value (in US$) | $	$ 53.74
Executive share plan 2015 – Component B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.32%)
Share price volatility %	23.00%
Award term (years) | year	2.57
Share fair value (in US$) | $	$ 29.53